ORGANIZATION (Details Narrative) - USD ($)						1 Months Ended		12 Months Ended
		Mar. 17, 2026	Mar. 12, 2026	Dec. 02, 2025	Nov. 21, 2024	Mar. 31, 2026	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 13, 2026	Nov. 17, 2023	Nov. 02, 2023	Aug. 18, 2023	Dec. 31, 2022
Shares issued								13,282
Conversion of stock, description								The equity was retrospectively adjusted based on an exchange ratio of 0.35, representing 100,637 shares exchanged for 35,157 shares (excluding escrowed shares), to reflect the equity structure of the legal acquirer, Elong Power
Reverse stock split				16-for-1
Reverse stock split				1-for-16
Net income loss from continued operation								$ 2,100,000
Net income loss from discontinued operation								3,470,000
Net loss								5,570,446	$ 30,113,504	$ 7,446,001
Net cash used in operating activities								2,664,540	2,823,640	5,693,128
Working capital deficit from continuing operations								3,800,000
Working capital deficit								14,000,000.0
Shareholders' deficit								(22,743,860)	(16,450,725)	978,336					$ (4,920,074)
Accumulated deficit								74,474,141	$ 68,903,695
Operating losses and a working capital deficit								$ 10,200,000
Minimum [Member]
Common stock par value				$ 0.00001				$ 0.00001
Maximum [Member]
Common stock par value				$ 0.00016				0.0128
Subsequent Event [Member]
Shares issued											1,303,581
Reverse stock split			1-for-80
Common stock par value			$ 0.0128
Purchase price		$ 10,000				$ 10,000
Gain on disposal on assets		$ 19,100,000
Financing and received net proceeds							$ 13,000,000
TMT Acquisition Corp [Member]
Conversion of stock, description					At the effective time of the Merger (the “Effective Time”), (i) each ordinary share of TMT, par value $0.0128 per share (“TMT Ordinary Share”) issued and outstanding immediately prior to the effective time of the Merger (the “Effective Time”) converted into one Class A ordinary share of Elong, par value $0.0128 per share (“Elong Class A Ordinary Share”),
Common Stock [Member] | Subsequent Event [Member]
Reverse stock split			80-for-1
Common Class A [Member]
Common stock par value								$ 0.0128	$ 0.0128					$ 0.0128
Common Class A [Member] | Subsequent Event [Member]
Shares issued, price per share							$ 0.0128
Common Class A [Member] | TMT Acquisition Corp [Member]
Conversion of stock, description					At the Effective Time, each outstanding TMT Ordinary Share was converted into one Elong Power Class A Ordinary Share, each TMT Right was automatically converted into 0.2 of a TMT Ordinary Share and then into 0.2 of an Elong Class A Ordinary Share, and each TMT Unit was separated into its component securities and converted accordingly. As a result, an aggregate of 272,256 Elong Class A Ordinary Shares were issued to TMT stockholders
Conversion of stock, shares issued					272,256
Common Class A [Member] | Common Stock [Member]
Net loss	[1]
Shareholders' deficit	[1]							$ 443	$ 533	392					392
Common Class B [Member]
Shares issued								235
Common stock par value								$ 0.0128	$ 0.0128					$ 0.0128
Common Class B [Member] | Common Stock [Member]
Net loss	[1]
Shareholders' deficit	[1]							$ 58	$ 58	$ 58					$ 58
Elong Power (Ganzhou) [Member]
Ownership interests percentage												100.00%	100.00%
Elong Power (Ganzhou) [Member] | Warrant [Member]
Shares issued												82,368
Elong Power (Ganzhou) [Member] | CEO and Chairwoman [Member]
Ownership interests percentage												100.00%
Elong Power (Ganzhou) [Member] | Common Class A [Member]
Shares issued												5,348
Shares issued, price per share												$ 0.0128
Elong Power (Ganzhou) [Member] | Common Class B [Member]
Shares issued												12,921
Shares issued, price per share												$ 0.0128
Huizhou City Yipeng Energy Technology Co., Ltd [Member]
Controlling percentage								100.00%

[1]	Par value of ordinary shares, and share data have been retrospectively restated to give effect to the reorganization, the 1-for-16 reverse stock split and the subsequent 1-for-80 reverse stock split that is discussed in Note 1.